Other Non-Current Assets	6 Months Ended
Apr. 30, 2026
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 10 — OTHER NON-CURRENT ASSETS

As of April 30, 2026 and October 31, 2025, other non-current assets comprised of the following:

	April 30, 2026	October 31, 2025
Lease deposits	33,454	22,416
Deferred Tax Asset	159,521	83,357
Total	192,975	105,773